SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 — SUBSEQUENT EVENTS

On July 3, 2024, the Company closed its IPO (the “Offering”) of 1,250,000 Class A ordinary shares at a public offering price of $4.00 per Class A ordinary share for the total gross proceeds of $5.0 million before deducting underwriting discounts and other related expenses. The Offering was conducted on a firm commitment basis. In addition, the Company has granted the underwriters of the Offering an option, exercisable within 45 days from the date of the underwriting agreement, to purchase up to an additional 187,500 Class A ordinary shares at the public offering price, less underwriting discounts and commissions. The Company’s Class A ordinary shares began trading on Nasdaq Capital Market under the ticker symbol “EHGO” on July 2, 2024.

The Company evaluated the subsequent events through July 31, 2024, and concluded that there are no other material reportable subsequent events except disclosed above that would have required adjustment or disclosure in the financial statements.